Share-based Compensation (Sogou Share-based Awards, Sogou 2017 Share Incentive Plan, Share Option Activity) (Details) - Sogou 2017 Share Incentive Plan [Member] - Share Options [Member] - USD ($)
$ / shares in Units, $ in Thousands
		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Outstanding, Beginning Balance		0
Number of Shares, Granted		767,000
Number of Shares, Exercised		0
Number of Shares, Forfeited/Expired		(37,000)
Number of Shares, Outstanding, Ending Balance		730,000	0
Number of Shares, Vested, Ending Balance, and expected to vest thereafter		544,000
Number of Shares, Exercisable, Ending Balance		0
Weighted Average Exercise Price, Outstanding, Beginning Balance		$ 0
Weighted Average Exercise Price, Granted		0.001
Weighted Average Exercise Price, Exercised		0
Weighted Average Exercise Price, Forfeited/Expired		0.001
Weighted Average Exercise Price, Outstanding, Ending Balance		0.001	$ 0
Weighted Average Exercise Price, Vested, Ending balance, and expected to vest thereafter		0.001
Weighted Average Exercise Price, Exercisable, Ending balance		$ 0
Weighted Average Remaining Contractual Life (Years), Outstanding, Beginning Balance		9 years 6 months 25 days	0 years
Weighted Average Remaining Contractual Life (Years), Outstanding, Ending Balance		9 years 6 months 25 days	0 years
Weighted Average Remaining Contractual Life (Years), Vested, Ending balance, and expected to vest thereafter		9 years 6 months 25 days
Weighted Average Remaining Contractual Life (Years), Exercisable, Ending balance		0 years
Aggregate Intrinsic Value, Outstanding, Ending Balance	[1]	$ 3,829
Aggregate Intrinsic Value, Vested, Ending balance, and expected to vest thereafter	[1]	2,857
Aggregate Intrinsic Value, Exercisable, Ending balance	[1]	$ 0

[1]	The aggregate intrinsic value in the preceding table represents the difference between the closing price of Sogou Class A Ordinary Shares of $5.25 on the last trading day in 2018 and the exercise price of the options.